INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2015
INCOME TAXES [Abstract]
Schedule Of Corporate Income Tax Rate By Jurisdiction
Tax rate

Australia	30%
Canada (*)	15%
China	25%
Germany	27%
Hong Kong	16.5%
Japan	37.3%
Spain	25%
United States (*)	35%
(*)	Federal.

Schedule of Deferred Income Taxes
	December 31,
	2015	2014

Net operating loss carryforward	$34,688	$35,839
Tax credits	9,184	8,234
Capital losses carryforward (1)	17,045	18,783
Bad debt reserve	901	557
Deferred revenues	1,656	1,383
Accrued warranty reserve	1,529	1,117
Inventory reserve	727	1,207
Intangible assets – patents	846	981
Other temporary differences	6,207	3,816

Total deferred tax asset before valuation allowance	72,783	71,917

Valuation allowance	(49,222)	(44,777)

Total deferred tax asset	23,561	27,140

Intangible assets acquired	(3,198)	(5,820)

Total deferred tax liability	(3,198)	(5,820)

Net deferred tax asset (2)	$20,363	$21,320

(1)	The Company has capital loss carryforwards resulting mainly from the difference between the reporting currency and the tax basis of the investments in Marketable securities.

(2)	Net deferred tax asset (liability) is recorded in the following balance sheet line items:

Schedule Of Deferred Taxes Recorded In Balance Sheet
	December 31,
	2015	2014

Current assets	$-	$-
Deferred tax assets	20,363	21,460
Deferred tax liability	-	(140)

Net deferred tax asset	$20,363	$21,320

Changes To Unrecognized Tax Benefits
Gross tax liabilities at January 1, 2014	$2,119

Additions based on tax positions related to the current year	-
Additions for tax positions of prior years	42
Reductions due to settlements with tax authorities	-
Reductions for positions of prior years	(286)

Gross tax liabilities at December 31, 2014	1,875

Additions based on tax positions related to the current year	187
Additions for tax positions of prior years	-
Reductions for positions of prior years	(66)

Gross tax liabilities at December 31, 2015	1,996

Tax Filings Subject To Examination
Israel	-	2012 - present
United States	-	2012 - present
Australia	-	2011 - present
Germany	-	2011 - present
Canada	-	2011 - present
Japan	-	2012 - present
Spain	-	2011 - present

Schedule Of Loss Before Taxes On Income
	Year ended December 31,
	2015	2014	2013

Domestic	$(15,013)	$(9,759)	$(14,289)
Foreign	8,721	6,854	8,196

	$(6,292)	$(2,905)	$(6,093)

Schedule Of Taxes On Income
	Year ended December 31,
	2015	2014	2013

Current taxes:
Domestic	$187	$1,385	$(6,338)
Foreign	1,656	1,886	2,084

	1,843	3,271	(4,254)
Deferred taxes:
Domestic	-	96	(140)
Foreign	(1,795)	(1,072)	(3,246)

	(1,795)	(976)	(3,386)

Taxes on income (tax benefit)	$48	$2,295	$(7,640)

Reconciliation Of Statutory Tax Rate To Effective Tax Rate
	Year ended December 31,
	2015	2014	2013

Loss before taxes on income	$(6,292)	$(2,905)	$(6,093)

Statutory tax rate	26.5%	26.5%	25%

Theoretical tax benefits on the above amount at the Israeli statutory tax rate	$(1,667)	$(770)	$(1,523)
Difference in basis of measurement for tax purpose	(1,938)	4,853	1,288
Change in valuation allowance, net	3,484	(6,784)	(969)
Non-deductible stock-based compensation	1,001	1,215	1,485
Non-deductible expenses	106	355	492
State deferred taxes	253	174	2,363
Decrease in taxes resulting from tax settlement with tax authorities	-	-	(8,925)
Difference in tax rates	(1,846)	658	(3,108)
Tax contingencies	131	60	(111)
Tax credits	82	(491)	-
Impairment charges	840	1,216	-
Withholding taxes	-	1,386	1,441
Return to provision	(443)	227	(16)
Other	45	196	(57)

Actual tax expense (benefit)	$48	$2,295	$(7,640)